Subsequent Events (Detail) - USD ($)	Feb. 23, 2021	Dec. 31, 2020
Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary stock, par value		$ 0.0001
Class B Ordinary Shares
Subsequent Event [Line Items]
Ordinary stock, par value		$ 0.0001
Subsequent Event [Member] | Joby Aero, Inc. [Member]
Subsequent Event [Line Items]
Business combination, shares value	$ 5,000,000,000
Business combination, per share	$ 10.00
Business combination, number of additional share to be issued	7,500,000
Subsequent Event [Member] | PIPE Subscription Agreement [Member]
Subsequent Event [Line Items]
Shares subscribed	83,500,000
Aggregate purchase price	$ 835,000,000
Aggregate funded amount of subscribed shares	$ 115,000,000
Subsequent Event [Member] | Domestication [Member] | Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary stock, par value	$ 0.0001
Conversion of stock in connection with the Domestication	Each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001, of the Company (after its Domestication) (the "RTP Common Stock")
Subsequent Event [Member] | Domestication [Member] | Class B Ordinary Shares
Subsequent Event [Line Items]
Ordinary stock, par value	$ 0.0001
Conversion of stock in connection with the Domestication	Each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of RTP Common Stock
Subsequent Event [Member] | Domestication [Member] | Redeemable warrants
Subsequent Event [Line Items]
Conversion of stock in connection with the Domestication	Each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of RTP Common Stock ("Domesticated RTP Warrant")
Subsequent Event [Member] | Domestication [Member] | Cayman RTP Units [Member]
Subsequent Event [Line Items]
Conversion of stock in connection with the Domestication	Each then issued and outstanding unit of the Company (the "Cayman RTP Units") will convert automatically into a share of RTP Common Stock, on a one-for-one basis, and one-fourth of one Domesticated RTP Warrant.